Consolidated Statements of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 4,441	$ 4,591
Debt acquired in Merger (Note 3)	5,808
Cash flows	(939)	(160)
Non-cash changes		10
Foreign currency translation and other non-cash changes	(87)
Ending Balance	9,223	4,441
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	730	884
Debt acquired in Merger (Note 3)	878
Cash flows	(927)	(159)
Reclassifications	1,023
Non-cash changes		5
Foreign currency translation and other non-cash changes	(72)
Ending Balance	1,632	730
Long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	3,711	3,707
Debt acquired in Merger (Note 3)	4,930
Cash flows	(12)	(1)
Reclassifications	(1,023)
Non-cash changes		5
Foreign currency translation and other non-cash changes	(15)
Ending Balance	$ 7,591	$ 3,711